SUBSEQUENT EVENTS (Details) - USD ($)	Jan. 07, 2022	Mar. 09, 2022	Jun. 28, 2021
Brookfield Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility provided			$ 200,000,000
Purchase of additional AEL shares | Associate
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares purchased	16.00%
Shares price (USD per share)	$ 37.33
Purchase of investments	$ 253,000,000
Purchase of additional AEL shares | Associate | AEL
Disclosure of non-adjusting events after reporting period [line items]
Number of shares purchased (in shares)	6,775,000
Revolving credit facility agreement increase | Brookfield Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility provided		$ 400,000,000